Document and Entity Information	12 Months Ended
Jun. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Jun. 29, 2011